UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: 	June 30, 2010

Check here if Amendment  [   ]; Amendment Number: ________
This Amendment (Check only one.):	[   ]  is a restatement
                        		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Argus Investors' Counsel, Inc.
Address:       Holly Pond Plaza, 1281 E. Main St. 1st fl
               Stamford, Connecticut 06902

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requirements, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sharon D. Wagoner
Title:    Chairman, Secretary and Chief Compliance Officer
Phone:    (203) 316-9000

Signature, Place and Date of Signing:

/s/Sharon D. Wagoner 	Stamford, Connecticut	       July 19, 2010
	[Signature]		[City, State]			[Date]

Report Type  (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None





FORM 13F SUMMARY PAGE
Report Summary:

Number of other included Managers: None

Form 13F information Table Entry Total: 52

Form 13F information Table Value Total: 162857


List of other included managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (None)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co Com                      COM              88579Y101     3713    47000 SH       Sole                    40060              6940
Abbott Labs Com                COM              002824100     3165    67655 SH       Sole                    65855              1800
Air Prods & Chems Inc Com      COM              009158106     3269    50440 SH       Sole                    44900              5540
Alcoa Inc Com                  COM              013817101     2681   266500 SH       Sole                   231700             34800
American Express Co Com        COM              025816109     3370    84875 SH       Sole                    71375             13500
Amgen Inc Com                  COM              031162100     3375    64160 SH       Sole                    55060              9100
Apple Inc Com                  COM              037833100     4694    18660 SH       Sole                    16085              2575
Archer Daniels Midland Com     COM              039483102     3492   135250 SH       Sole                   115700             19550
Automatic Data Process Com     COM              053015103     3413    84775 SH       Sole                    71500             13275
Becton Dickinson & Co Com      COM              075887109     3332    49275 SH       Sole                    41825              7450
Caterpillar Inc Del Com        COM              149123101     3235    53848 SH       Sole                    52048              1800
Cisco Sys Inc Com              COM              17275R102     3185   149470 SH       Sole                   126450             23020
Coca-Cola Co Com               COM              191216100      418     8340 SH       Sole                     8340
Corning Inc Com                COM              219350105     2667   165150 SH       Sole                   138450             26700
Costco Whsl Corp Com           COM              22160K105     3356    61200 SH       Sole                    52200              9000
Disney Walt Co Com             COM              254687106     3247   103080 SH       Sole                    88780             14300
Emerson Elec Co Com            COM              291011104     2916    66750 SH       Sole                    64950              1800
Exxon Mobil Corp Com           COM              30231G102     3337    58465 SH       Sole                    51015              7450
Fedex Corp Com                 COM              31428X106     3029    43205 SH       Sole                    36580              6625
General Dynamics Corp Com      COM              369550108     2950    50375 SH       Sole                    42575              7800
General Elec Co Com            COM              369604103     2881   199816 SH       Sole                   193025              6791
Google Inc Cl A                COM              38259P508     3095     6955 SH       Sole                     5890              1065
Home Depot Inc Com             COM              437076102     3472   123700 SH       Sole                   104000             19700
Illinois Tool Wks Inc Com      COM              452308109     3381    81900 SH       Sole                    70500             11400
Ingersoll-Rand PLC             COM              G47791101     3430    99450 SH       Sole                    86450             13000
Intel Corp Com                 COM              458140100     3379   173750 SH       Sole                   145300             28450
International Bus Mach Com     COM              459200101     3486    28235 SH       Sole                    24035              4200
International Paper Co Com     COM              460146103     2759   121900 SH       Sole                   118100              3800
JPMorgan Chase & Co Com        COM              46625H100     2747    75032 SH       Sole                    72410              2622
Johnson & Johnson Com          COM              478160104     3487    59050 SH       Sole                    49950              9100
Kimberly Clark Corp Com        COM              494368103     3835    63260 SH       Sole                    54735              8525
McDonalds Corp Com             COM              580135101     3898    59175 SH       Sole                    50475              8700
McGraw-Hill Cos Inc            COM              580645109     2895   102890 SH       Sole                    88590             14300
Microsoft Corp Com             COM              594918104     3007   130700 SH       Sole                   109900             20800
Morgan Stanley Com             COM              617446448     2841   122400 SH       Sole                   104150             18250
Nucor Corp Com                 COM              670346105     2927    76450 SH       Sole                    66950              9500
Pepsico Inc Com                COM              713448108     3104    50925 SH       Sole                    41825              9100
Pfizer Inc Com                 COM              717081103     3172   222475 SH       Sole                   191925             30550
Procter & Gamble Co Com        COM              742718109     3682    61382 SH       Sole                    52682              8700
Qualcomm Inc Com               COM              747525103     2543    77450 SH       Sole                    66150             11300
Schlumberger Ltd Com           COM              806857108     2778    50200 SH       Sole                    48575              1625
Staples Inc Com                COM              855030102     2925   153550 SH       Sole                   129850             23700
Stryker Corp Com               COM              863667101     3301    65950 SH       Sole                    56200              9750
Time Warner Inc Com            COM              887317303     3312   114546 SH       Sole                    96080             18466
US Bancorp DE Com              COM              902973304     3430   153474 SH       Sole                   131624             21850
Unilever NV NY                 COM              904784709     3157   115550 SH       Sole                   111850              3700
Union Pac Corp Com             COM              907818108     3451    49650 SH       Sole                    42250              7400
Valero Energy Corp Com         COM              91913Y100      378    21000 SH       Sole                                      21000
Verizon Communications Com     COM              92343V104     3659   130575 SH       Sole                   111875             18700
Visa Inc Com                   COM              92826C839     3136    44330 SH       Sole                    37850              6480
Wal-Mart Stores Inc Com        COM              931142103     3486    72520 SH       Sole                    62520             10000
Walgreen Co Com                COM              931422109     2979   111575 SH       Sole                    94375             17200